Revenues (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Estimates and Judgments
Usage fees from continuing operations	$ 334,974	$ 232,909
Loss from discontinued operations	$ 383,179	$ 151,634